Concentrations	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

22. CONCENTRATION

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of trade accounts receivable. The Company performs ongoing credit evaluations of its customers and generally does not require collateral related to its trade accounts receivable. At June 30, 2020, accounts receivable from one customer comprised 38% of the Company’s total trade accounts receivable, and none of this balance had been characterized as uncollectible as of June 30, 2020.

19. CONCENTRATIONS

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of trade accounts receivable. The Company performs ongoing credit evaluations of its customers and generally does not require collateral related to its trade accounts receivable. At December 31, 2019, accounts receivable from one customer comprised 84% of the Company's total trade accounts receivable, and none of this balance has been characterized as uncollectible as of December 31, 2019.